Investments in associates and joint venture - Statements of profit or loss of Cerro Verde under IFRS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments in associates and joint ventures
Sales of goods	$ 1,731,639,000	$ 1,154,605,000	$ 823,845,000
Net profit from continued operations	830,188,000	416,263,000	32,682,000
Share in results	307,920,000	189,847,000	152,225,000
Sociedad Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Sales of goods	4,728,340,000	4,238,322,000	4,143,228,000
Net profit from continued operations	1,367,129,000	953,177,000	778,964,000
Share in results	$ 267,610,000	$ 186,539,000	$ 152,552,000